Form N-PX

                     Annual Report of Proxy Voting Record of

                   Mercantile Alternative Strategies Fund LLC




                  Investment Company Act File Number: 811-21257

                                   Registrant
                   Mercantile Alternative Strategies Fund LLC
                          Two Hopkins Plaza, 12th Floor
                               Baltimore, MD 21201
                                 (410) 237-5223

                                Agent for Service
                                  Scott Liotta
                          Two Hopkins Plaza, 12th Floor
                               Baltimore, MD 21201

             Date of Reporting Period: July 1, 2004 to June 30, 2005


       No proxies were received by the Fund during this reporting period.

                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Scott Liotta
Treasurer
Date: August 30, 2005